Alger Small Cap Growth Institutional Fund Expense Example - Class Z2 Shares [Member] - Alger Small Cap Growth Institutional Fund - Class Z-2	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,285